Derivative Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended											3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended
	Jun. 30, 2013 oz	Dec. 31, 2012 oz	Dec. 31, 2011 oz	Jun. 30, 2013 Mexican Peso To United States Dollar [Member]	Dec. 31, 2012 Kensington Term Facility [Member]	Dec. 31, 2012 Kensington Term Facility [Member]	Dec. 31, 2011 Kensington Term Facility [Member]	Jun. 30, 2013 Call Option [Member] oz	Dec. 31, 2012 Call Option [Member] oz	Dec. 31, 2012 Call Option [Member] Kensington Term Facility [Member] oz	Dec. 31, 2011 Call Option [Member] Kensington Term Facility [Member] oz	Dec. 31, 2012 Put Option [Member] oz	Jun. 30, 2013 Put Option [Member] oz	Dec. 31, 2012 Put Option [Member] Kensington Term Facility [Member] oz	Dec. 31, 2011 Put Option [Member] Kensington Term Facility [Member] oz	Dec. 31, 2012 Cerro Bayo Mine [Member] Installment oz	Dec. 31, 2011 Cerro Bayo Mine [Member]	Jun. 30, 2013 Franco Nevada Warrant [Member]	Jun. 30, 2012 Franco Nevada Warrant [Member]	Jun. 30, 2013 Franco Nevada Warrant [Member]	Jun. 30, 2012 Franco Nevada Warrant [Member]	Dec. 31, 2012 Franco Nevada Warrant [Member]	Dec. 31, 2011 Franco Nevada Warrant [Member]	Dec. 31, 2010 Franco Nevada Warrant [Member]	Jun. 30, 2013 Gold Put Options Expired Member [Member] oz	Jun. 30, 2013 Gold Put Options Expired Member [Member] oz	Dec. 31, 2012 Gold Put Options Expired Member [Member] oz	Jun. 30, 2013 Gold call options sold [Member]	Dec. 31, 2012 Gold call options sold [Member]	Jun. 30, 2013 Gold Call Options Expired [Member] oz	Jun. 30, 2013 Gold Call Options Expired [Member] oz	Dec. 31, 2012 Gold Call Options Expired [Member] oz	Dec. 31, 2012 Gold Call Options Expired [Member] Kensington Term Facility [Member]	Dec. 31, 2011 Gold Lease Forward Purchase Contracts [Member]	Dec. 31, 2010 Gold Lease Forward Purchase Contracts [Member]	Dec. 31, 2012 Gold Call Options Settled [Member] oz	Jun. 30, 2013 Palmarejo gold production royalty [Member] oz	Dec. 31, 2012 Palmarejo gold production royalty [Member] oz	Dec. 31, 2011 Palmarejo gold production royalty [Member]	Jan. 21, 2009 Palmarejo gold production royalty [Member]	Jun. 30, 2013 Palmarejo gold production royalty [Member] Maximum [Member] oz	Dec. 31, 2012 Palmarejo gold production royalty [Member] Maximum [Member] oz	Jun. 30, 2013 Forward foreign exchange contracts [Member] Mexican peso forward purchase contracts [Member]	Jun. 30, 2012 Forward foreign exchange contracts [Member] Mexican peso forward purchase contracts [Member]	Jun. 30, 2013 Forward foreign exchange contracts [Member] Mexican peso forward purchase contracts [Member]	Jun. 30, 2012 Forward foreign exchange contracts [Member] Mexican peso forward purchase contracts [Member]	Dec. 31, 2012 Forward foreign exchange contracts [Member] Mexican peso forward purchase contracts [Member]	Dec. 31, 2011 Forward foreign exchange contracts [Member] Mexican peso forward purchase contracts [Member]	Dec. 31, 2010 Forward foreign exchange contracts [Member] Mexican peso forward purchase contracts [Member]	Jun. 30, 2013 2014 [Member] Silver ounces received from Mandalay [Member]	Jun. 30, 2013 Commodity [Member]	Jun. 30, 2012 Commodity [Member]	Jun. 30, 2013 Commodity [Member]	Jun. 30, 2012 Commodity [Member]	Dec. 31, 2012 Commodity [Member]	Dec. 31, 2011 Commodity [Member]	Dec. 31, 2010 Commodity [Member] oz	Dec. 31, 2012 Silver [Member] Cerro Bayo Mine [Member]	Dec. 31, 2011 Forward Contracts [Member] oz
Derivative [Line Items]
Life of Mine Production, Percentage																																								50.00%
Payment made for gold on the end of royalty obligation																																					4,167	4,167
Total gold remain outstanding		197,352																																			170,382	197,352
Royalty Guarantees, Commitments, Amount																																									400,000	400,000
Fair Value Assumptions, Risk Free Interest Rate	7.00%	4.20%	5.70%
Derivative, Average Forward Price			1,380																																		1,243	1,694	1,599
Fair value liability of the embedded derivative																		$ 52,300,000		$ 52,300,000		$ 145,100,000	$ 159,400,000
Company recognized Mark to Market gain (loss)																						14,300,000	2,600,000	(84,000,000)
Percentage of Gold Production																																					50.00%	50.00%
Derivative Average Gold Price in Excess of Minimum Contractual Deduction Rate	400	400
Annual Inflation Compounding Adjustment																																					1.00%	1.00%
Realized losses																		8,100,000	11,000,000	17,200,000	24,200,000	45,400,000	42,800,000	18,200,000								2,900,000		2,300,000	10,100,000	1,600,000																					2,100,000
Foreign exchange contracts of MXP																																															26,100,000	25,500,000
Average rate		13.11		12.65																																											13.11	12.40		12.50
Fair value of foreign exchange contracts		34,100,000	21,700,000																																								1,400,000		1,400,000		100,000	(3,200,000)
Mark to market gain (loss) on derivatives																(600,000)	800,000																										100,000	100,000		2,800,000	3,300,000	3,200,000	1,300,000
Derivative Instruments, Gain (Loss) Recognized in Income, Net																																											200,000	1,200,000	800,000	1,900,000	(1,600,000)	400,000	1,600,000
Company outstanding provisionally priced sales		33,200,000	22,500,000																																																							33,200,000
Outstanding Provisionally Priced Sales Consists of Silver		400,000	200,000
Outstanding provisionally priced sales consists of Gold	15,589	11,957	9,701
Fair value of gold and silver including embedded derivative		34,100,000	21,700,000
Outstanding provisionally priced sales		33,200,000	22,500,000
Gold under collars protection								87,000	97,000	97,000	136,000	122,000	97,000	122,000	190,000
Weighted Average Call Feature of Each Collar	1,964,200,000	1,967,890,000			1,967.89	1,967.89	1,919.83
Weighted average put feature of each collar	979.79	967.86					951.93							967.86	951.93																		923.34
Contract expiration date												3 years
Derivative fair value of derivative liability																																																			2,400,000		2,400,000		9,300,000	17,900,000
Notional ounces																											68,000					14,000				25,000																							10,000
Average strike price																												2,000.00	2,000.00	921.60	921.60
Realized gains																																																											500,000
Average Strike Price of Put Option Expired Per Ounce																																																									9.21
Outstanding Put Options of Silver																																																									5,400,000
Unrealized gain																																																			6,900,000	4,500,000	11,700,000	4,700,000	8,600,000	(3,100,000)	(13,800,000)
Received silver in connection with sales of asset																125,000
Number of Equal Quarterly Installments to be Delivered																6
Fair value of the contract	2,358,000	943,000															2,300,000
Company recognized Mark to Market loss																		69,200,000	25,100,000	92,700,000	12,700,000
Notional amount of foreign currency derivatives																																											32,700,000		32,700,000
Derivative, notional amount																																																		6,000,000
Realized loss from transaction																									$ 500,000
Derivative, Nonmonetary Notional Amount Expired																									12,500	25,000				5,000	10,000